Investments - Narrative (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Net Investment Income [Line Items]
Fixed maturities, AFS, accrued interest	$ 178,000,000	$ 178,000,000		$ 183,000,000	$ 178,000,000
Mortgage loans, accrued interest receivable	6,000,000	6,000,000		$ 8,000,000	$ 6,000,000
Concentration Risk, Benchmark Description				greater than 10% of the Company's stockholders' equity	greater than 10% of the Company's stockholders' equity
Unrealized loss position, number of position | security				4,426
Gross unrealized losses depressed less than 20% of cost or amortized cost				57.00%
Mortgage loan, ACL projection period				10 years
Financing receivable, held-for-sale	0	0			$ 0
Modifications, number of contracts				0
Current weighted average loan to value ratio of commercial mortgage loan				62.00%
Original weighted average loan to value ratio of commercial mortgage loan				53.00%
Principal amount of delinquent loans	0	0			0
Purchased with credit deterioration, amount at purchase price				$ 0	0
Maximum loss exposure, amount	0	0			0
Comparison of carrying amount of assets and liabilities to maximum loss exposure	1,100,000,000	1,100,000,000		1,300,000,000	1,100,000,000
Commitments by third parties	419,000,000	419,000,000		410,000,000	419,000,000
Interest-bearing deposit liabilities, domestic	26,000,000	26,000,000		20,000,000	26,000,000
Equity method investments				$ 1,300,000,000
Aggregate investment loss percentage of company's pre tax consolidated net income minimum				10.00%
Assets	176,364,000,000	176,364,000,000		$ 153,111,000,000	176,364,000,000
Liabilities	174,211,000,000	174,211,000,000		152,497,000,000	174,211,000,000
Net investment income	498,000,000		$ 534,000,000	778,000,000		$ 816,000,000
Net income	280,000,000	280,000,000	186,000,000	$ 617,000,000		399,000,000
Minimum
Net Investment Income [Line Items]
Mortgage loan, ACL projection period, specific modeled economic scenario				2 years
Maximum
Net Investment Income [Line Items]
Mortgage loan, ACL projection period, specific modeled economic scenario				4 years
Limited Partner
Net Investment Income [Line Items]
Outstanding commitments to fund limited partnership and other alternative investments				$ 410,000,000
Assets	171,100,000,000	171,100,000,000		172,700,000,000	171,100,000,000
Liabilities	30,800,000,000	$ 30,800,000,000		28,600,000,000	30,800,000,000
Net investment income				1,900,000,000	2,000,000,000	1,000,000,000
Net income				4,700,000,000	$ 31,400,000,000	5,900,000,000
Mortgage loan
Net Investment Income [Line Items]
Principal amount of delinquent loans				0
Fixed Income Funds | Primary Beneficiary
Net Investment Income [Line Items]
Maximum loss exposure, amount				0
Limited partnerships and other alternative investments
Net Investment Income [Line Items]
Gross investment income	$ 259,000,000		$ 216,000,000	168,000,000		$ 130,000,000
Commercial loan
Net Investment Income [Line Items]
Financing receivable, held-for-sale				$ 0